Via EDGAR

March 11, 2011

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Division of Corporate Finance

Att: Ramin Olson, Esq.,

Re:       Lion Lam Diamond Inc.,

            Registration Statement on form s-1

            filed February 8, 2011

            file No. 333-172112

Dear Ramin Olson, Esq.,

In response to your letter dated October 13, 2010, concerning the Registration Statement on Form S-1 filed on  February 8, 2011, the Company  provide the following responses:

 Paragraph numbering used for each response corresponds to the numbering used in your comment  letter.

1. It appears you may be a blank check as defined in Rule 419 of Regulation C in view of the following:

•        You are a development-stage company that issued penny stock;

•        you have no operations, no assets except for cash, and apparently no employees;

•        you will be unable to implement your business plans for obtaining this funding other than offering.

            Please supplemental provide us with a detail explanation as to why Rule 419 does not    apply to you and this offering. alternatively, please revise your disclosure throughout   your registration statement to comply with rule 419. In addition, please disclose whether you have any current plans, arrangements, commitments or understandings to engage in a merger or acquisition with another company.

Response:  We are not a blank check as defined in Rule 419 of Regulation C.

•         As of March 11, 2010, we have generated revenue.

•        Our assets include  inventory of polished diamonds other than cash. These polished diamonds are integral components of 24K crowns in our manufacturing process.

•        Our first website has been developed and will be operational shortly.

•        We have signed supplier agreements with diamond vendors and diamond cutters.

•        We have  employees who are actively implementing our business plans and other administrative duties.

•        We have a comprehensive business plans to implement our manufacturing and design projects of 24k gold crowns and tiaras.

•         Our sole officer and director agreed to advance funds to implement our business  plan.

•        We do not have any current plans, arrangements, commitments or understandings to engage in a merger or acquisition with another companies.

2. In an appropriate place in your filing, please provide the disclosure required by Item 4049d) of Regulation S-K. In this regard we note that you received a loan from, and issued stock to, Mr. Lam in July 2010, and currently have an employment agreement with Mr. Lam.

Response:  The company has made appropriate disclosures on page 14.

3. In an appropriate place in your filing, please disclose the  number of employees that you have. Refer to Item 101(h)(4)(xii) of S.K.

Response:  The Company has made appropriate disclosures on page 25 .

Registration Statement Cover Page

4. Please add the name of the individual who is your agent for service.

Response: The Company has made appropriate disclosures of the individual who is the agent for service on page 1.

The Offering, page 4

5.         Please revise the number of shares being offered in the table to reflect up to 5,000,000 shares if correct.

 Response:  The Company has made appropriate corrections on page 4.

Risk Factors, page 7

6.         Please delete the second sentence in which you state that other unknown or immaterial   risks may also impair your business operations. All material risks should be described in your disclosure. If risks are not deemed material, you should not reference them.

Response: The Company has made appropriate deletion or removal of risks not deemed material.

7.         We note your disclosure on page 25 that the " application of laws or regulations from jurisdictions whose laws do not currently apply to us could have a material adverse effect on our results of operations and our financial condition. Please include a risk factor discussing this risk.

Response: The Company has added  a new risk factor discussing this risk on page10.

(5) Future issuances of our preferred stock could dilute the voting .... page 9

8.         Please make clear that the potential actions of your "Board of Directors" discussed here and elsewhere in your prospectus can be taken by Mr. Lam in his sole discretion as the    sole director without approval of potential future shareholders.

Response: The Company expanded this risk factor on page 9.

(6) Our sole officer will retain control over our business .... page 9

9.         Please include an expanded discussion of risks related to the fact that Mr. Lam will be the sole director and majority shareholder of the company assuming all offered shares are sold.

Response: The Company expanded our discussion of risks related as you requested on page 9.

10.       Please add a risk factor addressing conflicts of interest resulting from Mr. Lam's position as sole director. As an example only, if appears that Mr. Lam's employment agreement allows him as sole director of the company to raise his own salary as CEO/CFO of the company without limitation.

Response: The Company added an additional risk factor addressing the potential conflicts of interest resulting from Mr. Lam's position as sole director on page 9.

(11) Failure to adequately protect or enforce our intellectual property .... page 10

11.       This risk is written in present tense and implies that you have a website and trademarks to protect, however it appears from your disclosure that you have not yet designed your website or registered any trademarks. Please revise the risk to indicate that you have no website and no trademarks. Also, if appropriate, consider adding a risk factor to disclose that with your limited budget for website development and maintenance you may never develop a website capable of supporting your proposed operations which would prevent you from initiating the plan of operations you discuss in your prospectus.

Response: The Company have deleted this risk factor because we have not yet registered our trademark.

(12) If a market for our common stock does not develop ....page 10.

12. You state that you " anticipate that ... the common stock will be eligible for quotation on the OTC Bulletin Board.". Similarly, on page 28 you state that you " anticipate applying    for quotation" on the OTC Bulletin Board. Please revise your disclosure to clarify that to be quoted on the OTC Bulletin Board a market maker must agree to file an application on   your behalf in order to make a market for your common stock, and to indicate that there is no guarantee that you will find a market maker to trade your securities.

Response:  The Company revised these paragraphs on page 11 and page 28.

Item 4. Use of Proceeds, page 13.

13. We note your statement that you "reserve the right to reallocate the funds according to   changing events." While you may reserve the right to change the allocation of proceeds, in order to do so you must disclose the specific contingencies that would give rise to a   change. Refer to Instruction 7 to Item 504 of Regulation S-K. Please remove this statement or revise it to discuss specifically the contingencies and the alternative use of   proceeds in the event a contingency occurs.

Response:  The Company removed the statement as you advised on page 13.

14.       Please revise the percentage of proceeds that correspond to the aggregate proceeds to be received.

 Response:  The Company have made  appropriate revision, please refer to page  13.

Item 6. Dilution, page 14

15.       We do not believe you calculated net tangible book value correctly. Please review and   revise as necessary your calculation of the net tangible book value as of December 31,    2010. The figure should represent total assets, less intangible assets and liabilities. Please also review and revise as necessary the calculated net tangible book value per share.

 Response:  The Company have made the appropriate correction for the net tangible book value and the net tangible book value per share. Please refer to page 14.

16. Please show us how you arrived at $256,000 for the pro forma net tangible book value if all 5,000,000 shares are sold.

Our Response: The Company have made the appropriate correction on page 14.  Now the Pro Forma net tangible book value is $236,506. method of calculation: negative net tangible book value -$8,496 Plus offering Expenses $5,000 minus total Offering proceed ($250,000) = $236,506.

If  5,000,000 shares are sold, page 14

17.       Please revise the language in the second paragraph under this section to replace the singular "you" with the language that makes clear that you are referring to all potential   purchasers of your stock in the aggregate.

 Response: The Company have revised the language in the second paragraph as you advised. on page 14.

18.       Please revise the plural " our existing stockholders" to clarify that you are referring exclusively to Mr. Lam as your sole stockholders.

 Response: The Company have made the revisions as you suggested on page 15.

Item 8. Plan of Distribution: Terms of the Offering, page 16

19. We note your statement that your sole officer and director may not purchase any securities in this offering. Please expand this disclosure to discuss why and how Mr. Lam is prevented from purchasing securities in this offering.

Response: The Company deleted this sentence on page 16.. There are no impediments for Mr. Lam to acquire  shares in this offering.

20.       Please supplemental provide us with your analysis as to why Mr. Lam may rely on rule   3a4-1.

Response: The Company added a supplemental paragraph with our analysis as to why Mr. Lam may rely on rule 3a4-1. on page 16-17.

Item 11. Information with Respect to the Registration, page 19

21.       Please remove or revise statements such as "[W]e sell E.G.L. Certificates ...","[w]e are wholesaler and retailer of E.G.L. certificate diamonds ...", and [W]e offer our premium brand diamond ... to our authorized distributors,", and "[W]e specialize in Hearts and Arrows cut diamonds," in light of the fact that you have no operations or revenues. This comment applies to the disclosure in your Prospectus Summary, as well.

Response: The Company has revised or removed certain words or sentences to add clarity  of the disclosure to this section on page 19.

22.       We note your statement that you 'do not anticipate any shortages of supply of fine quality cut diamonds from A.D. diamonds Inc., or from other diamond suppliers". However, on page 9 you state that "[a]cquiring diamonds has been difficult because of supply limitations." Please revise or advise.

 Response: The Company have made the necessary revision on page 19.

Customer Profile, page 23

23.       Please revise this section to remove the words " we have a market," "considering you have made no sales. In addition, please revise this section to characterize the information presented as based upon management's belief, reports/articles or any other source. In this regard we note, as examples only, your statements that ' Americans will be searching for fine gold and diamond tiaras,"[t]here are few, if any, national jewelers who offer high-end 24K gold crowns or tiaras decorated with real diamonds," " Japanese brides and grooms want to get the finest cut diamonds," and "many Japanese will shop for internally flawless diamonds.".

 Response:  The Company has revised or removed certain words or sentences to add clarity  of the disclosure to this section on page 23-24.

24.       Please explain why you have limited this disclosure to Texas, or revise the disclosure to remove the limitation. In addition, please provide the disclosure required by item 102 of Regulation S-K with respect to your principal office.

Response:  The Company has made the necessary revision on page 25.

Management's Discussion and analysis of Financial Condition, page 25

25.       We note your statement on page 25 that you are a start-up company " with limited operations from our business operations." considering you disclose no revenue and no operating expenses and considering you have apparently taken no steps to implement " Phase 1' of your plan of operations, please revise this section to clarify that you have no business operations, plan of operations or advise. Please make conforming changes throughout your prospectus, including,  example, the header, " Limited Operating History; Need for Additional Capital" on page 27.

 Response: The Company has made some revisions of the Management's Discussion on page 26-28.

26.       Please revise to clarify whether you or a third party will manufacture the crowns and tiaras, if the latter, please disclose whether you have contracted with such third party. In   addition, please revise the description of your plan of operation for the next 12 months to indicate your estimated timing for starting and completing each phase, and the amount of funds necessary to complete the orders or consignments you accept in Phase 1V.

Response: The Company has made some revisions of the Plan of Operation on page 26-28.

Background of Directors, Executive Officers, Promoters and Control Persons, page 28.

27. Please delete the last four sentences of the description of Mr. Lam's business experience, beginning with " Mr. Lam has a passion for ideal cut diamonds...." as irrelevant to his business experience.

 Response: The Company have removed the last four sentences as you suggested on page 29.

28.       your disclosure of Mr. Lam's business experience during the past five years, other than   his recent employment with Lion Lam Diamond Inc., is limited to the statement that he " worked as a diamond broker and a business executive in Houston, Texas." Please revise your disclosure to expand on Mr. Lam's experience over the past five years and include the name(s) of the business(es) at which he served as an executive, the position(s) he held and information about the size and type of operation(s) he supervised. Refer to item 401 of Regulation S-K.

Our Response: The Company expanded our description of Mr. Lam's business experience on page 29.

Executive Compensation, page 29

29.       Please explain the difference between the salary amount shown in the Summary Compensation Table and that shown in note one to the table.

Response: The Company has made the necessary corrections on page 29.

30.       Please disclose that you have an employment agreement with Mr. Lam and briefly discuss the terms of such agreement.

 Response: The Company has disclosed the employment agreement and briefly discuss the terms of such agreement on page 29.

Security ownership of Certain Beneficial Owners and Management, Page 30.

31.       you state that you issued 6,000,000 shares of common stock to Mr. Lam in July 2010 and currently have 6,000,000 shares of common stock outstanding, but the table indicates that Mr. Lam owns only 5,000,000 of your shares of common stock. Please revise or advise.

Response:  The Company have made the necessary corrections as you suggested on page 30.

Corporate Governance, page 30

32. Please remove references to Regulation S-B. Refer to Form S-1 for refers to the applicable sections of Regulation S-K.

Response: The Company have removed the references of Regulation S-B as you suggested on page 30.

Where you can Find Additional Information, page 31

33. Please revise the mailing address to correctly state the name of the Securities and Exchange Commission.

Response:  The Company have made the necessary correction as you suggested on page 31.

Financial Statements

34. Please ensure all references to promulgated GAAP are to the appropriate Accounting    Standards Codification.

Response: The Company have revised all relevant accounting notes and recent accounting pronouncements (Page to Page ). to reflect the appropriate Accounting Standards   Codification.

Note 1- organization and Business Operations Summary .... Page F-6

Income Taxes, page F-7

35. Please note that even though you have provided a valuation allowance for the full amount of gross deferred tax assets, you should provide the disclosures required by ASC 740-10-           50-2 and 3.

 Response: The Company have revised the Income Taxes, page F-7.

Note 3- Inventory, page F-10

36. Please tell us what predominant practice is in valuing polished diamonds. We may have further comment.

Response:  The predominant practice in valuing polished diamonds is using Lower  of Cost or market on F-7 and F-10. We have found three publicly traded companies  ( Tiffany & Co.,  Blue Nile and Signet jewelers Ltd. ) using similar inventory valuation method.

Item 14. Indemnification of Directors and officers, page 33

37. We note your reference to your Articles of Incorporation for provisions regarding indemnification of your directors and officers. Please tell us which sections of your Articles of Incorporation you are referring to.

Response:   The Company have made revision in this section regarding the Indemnification of directors and officers. The Articles of Incorporation did not have any provisions for the Indemnification of Directors and officers.

Exhibit 5.1

38.       Please clarify in the first paragraph that Idris Ayeni has acted as counsel to the company.

Response: Our counsel have clarified the first paragraph as you recommended.

39.       Please have counsel to the company revise the legal opinion to remove the language ' or the rules and regulation of the Securities and Exchange commission" from the last sentence of the exhibit.

Response: Our counsel have removed the last sentence as you recommended.

40.       We note counsel's statement that '[b]ased on my examination mentioned above, I am of the opinion that 5,000,000 shares of common stock to be offered are duly authorized    shares of common stock which were legally issued, when sold, will be fully paid and non-assessable." it appears that there are several typographical errors in this statement that may cause its meaning to be unclear. Please revise this sentence to ensure that its meaning is clear and complete.

Response: Our counsel have revised the paragraph as you recommended.

            The Company acknowledged that:

•        Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•        the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•        the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

            If you have further questions, please contact Idris Ayeni, esq., or the undersigned.

Respectively submitted,

/s/ David Lam

David Lam, CEO/CFO

Lion Lam diamond Corporation